INVENTORY	12 Months Ended
Dec. 31, 2020
INVENTORY
INVENTORY

NOTE 8 - INVENTORY:

	December 31,
	2020	2019
	U.S. dollars in thousands
Raw materials	1,792	1,590
Finished goods	4,734	292
	6,526	1,882

During the years ended December 31, 2020, and 2019, the Company recognized amounts of $5.2 million and $0.9 million, respectively, in inventory cost as part of cost of revenues.

Write-downs of inventories to net realizable value amounted to $0.4 million in 2020 and $0.1 million in 2019. These were recognized as an expense, included in cost of revenues in the statement of comprehensive loss.